LEASES	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES
NOTE 5—LEASES
The Company primarily leases office space used in connection with its operations under various operating leases, the majority of which contain escalation clauses.
ROU assets represent the Company’s right to use the underlying assets for the lease term and lease liabilities represent the present value of the Company’s obligation to make payments arising from these leases. ROU assets and related lease liabilities are based on the present value of fixed lease payments over the lease term using the Company’s and People Inc.’s respective incremental borrowing rates on the lease commencement date or the date of acquisition for any leases acquired in connection with a business combination. The Company combines the lease and non-lease components of lease payments in determining ROU assets and related lease liabilities. If the lease includes one or more options to extend the term of the lease, the renewal option is considered in the lease term if it is reasonably certain the Company will exercise the option(s). Lease expense is recognized on a straight-line basis over the term of the lease. As permitted by ASC Topic 842, Leases, leases with an initial term of twelve months or less (“short-term leases”) are not recorded on the balance sheet.
Variable lease payments consist primarily of common area maintenance, utilities and taxes, which are not included in the recognition of ROU assets and related lease liabilities. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.
The following table presents the balances of ROU assets and lease liabilities within the balance sheet:

		December 31,
Leases	Balance Sheet Classification	2025	2024
		(In thousands)
Assets:
ROU assets	Other non-current assets	$155,128	$221,109

Liabilities:
Current lease liabilities	Accrued expenses and other current liabilities	$38,752	$47,795
Long-term lease liabilities	Other long-term liabilities	156,029	303,717
Total lease liabilities		$194,781	$351,512
The following table presents the net lease expense within the statement of operations:

		Year Ended December 31,
Lease Expense	Statement of Operations Classification	2025	2024	2023
		(In thousands)
Fixed lease expense	Cost of revenue	$13	$19	$11
Fixed lease expense	Selling and marketing expense	79	84	2,115
Fixed lease expense	General and administrative expense	(4,873)	43,590	93,553
Total fixed lease expense(a)		(4,781)	43,693	95,679
Variable lease expense	Selling and marketing expense	—	—	43
Variable lease expense	General and administrative expense	8,425	14,378	13,577
Total variable lease expense		8,425	14,378	13,620
Net lease expense		$3,644	$58,071	$109,299
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(a) The year ended December 31, 2025 includes net gains of $41.5 million resulting from the amendments to a lease, which provided for the surrender of certain office space early and is included in “General and administrative expense” in the statement of operations. The year ended December 31, 2023 includes a $44.7 million lease impairment charge related to certain unoccupied leased office space due to the continued decline in the commercial real estate market, which is included in “General and administrative expense” in the statement of operations. The years ended December 31, 2025, 2024 and 2023 also include (i) $9.6 million, $11.2 million and $10.8 million, respectively, of sublease income, (ii) $0.3 million, $0.1 million and $1.2 million, respectively, of additional lease impairments and (iii) $0.5 million, $0.6 million and $1.1 million, respectively, of short-term lease expense. The years ended December 31, 2025 and 2023 also include $(0.1) million and $(0.4) million, respectively, of additional net (losses) gains on terminations of leases. See “Note 2—Summary of Significant Accounting Policies” for additional information on the amendments of lease agreements and impairment charges of ROU assets.
Maturities of lease liabilities at December 31, 2025(b) are summarized below:

Year Ending December 31,	(In thousands)
2026	$49,192
2027	34,934
2028	35,007
2029	33,698
2030	32,987
Thereafter	48,069
Total	233,887
Less: Interest	39,106
Present value of lease liabilities	$194,781
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(b) At December 31, 2025, there were no legally binding minimum lease payments for leases signed but not yet commenced.
The following are the weighted average assumptions used for lease term and discount rate:

	December 31,
	2025	2024
Remaining lease term	6.1 years	7.2 years
Discount rate	6.23%	4.96%
The following is the supplemental cash flow information:

	Year Ended December 31,
	2025	2024	2023
	(In thousands)
ROU assets obtained in exchange for lease liabilities	$3,802	$9,339	$622
Derecognition of ROU assets due to termination or modification	$(36,539)	$(28)	$(28,747)
Cash paid for amounts included in the measurement of lease liabilities	$100,032	$65,061	$70,240